S-K 1603(a) SPAC Sponsor	Jan. 12, 2026
SPAC Sponsor, Compensation [Line Items]
Experience and Involvement in Other SPACs [Text Block]
SPAC Experience
Our management team has significant experience with special purpose acquisition companies and has served in varying capacities in the following SPACs.
Social Capital Hedosophia Holdings Corp. II (“IPOB”) | Ravi Tanuku, our Chief Executive Officer served as an advisor of IPOB. After its initial public offering of $414 million in April 2020, IPOB completed its initial business combination with Opendoor Technologies (NASDAQ: OPEN) in December 2020. In connection with the business combination, approximately 0.03% of IPOB’s public shares were redeemed. Total proceeds from the transaction included approximately $414 million of cash in trust and a $600 million PIPE. As of January 8, 2026, the last reported sale price of Opendoor’s common stock was $6.43 per share.
Social Capital Hedosophia Holdings Corp. III (“IPOC”) | Ravi Tanuku served as an advisor of IPOC. After its initial public offering of $828 million in April 2020, IPOC completed its initial business combination with Clover Health (NASDAQ: CLOV) in January 2021. In connection with the business combination, approximately 0.03% of IPOC’s public shares were redeemed. Total proceeds from the transaction included approximately $828 million of cash in trust and a $400 million PIPE. As of January 8, 2026, the last reported sale price of Clover’s common stock was $2.53 per share.
Social Capital Hedosophia Holdings Corp. IV (“IPOD”) | Ravi Tanuku served as an advisor of IPOD. IPOD completed its initial public offering of $460 million in October 2020. In September 2022, IPOD announced that it intended to liquidate and return capital to shareholders.
Social Capital Hedosophia Holdings Corp. V (“IPOE”) | Ravi Tanuku served as an advisor of IPOE. After its initial public offering of $805 million in October 2020, IPOE completed its initial business combination with SoFi Technologies (NASDAQ: SOFI) in May 2021. In connection with the business combination, approximately 0.18% of IPOE’s public shares were redeemed. Total proceeds from the transaction included approximately $805 million of cash in trust and a $1.2 billion PIPE. As of January 8, 2026, the last reported sale price of SOFI’s common stock was $27.72 per share.
Social Capital Hedosophia Holdings Corp. VI (“IPOF”) | Ravi Tanuku served as an advisor of IPOF. IPOF completed its initial public offering of $1.15 billion in October 2020. In September 2022, IPOF announced that it intended to liquidate and return capital to shareholders.
Tribe Capital Growth Corp I (“ATVC”) | Tribe Capital initially served as a co-sponsor of ATVC. ATVC completed its initial public offering of $276 million in March 2021. In July 2022, ATVC announced a name change to Iris Acquisition Corp following Tribe Capital’s withdrawal as a co-sponsor.

NCTK Sponsor LLC [Member]
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Business, General Character [Text Block]	Our sponsor, NCTK Sponsor LLC, is a Delaware limited liability company, which was formed as a partnership among Kraken, Tribe Capital and Natural Capital to invest in us.
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	NCTK Sponsor LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor, Transfer of SPAC Ownership [Text Block]
The letter agreement will also provide that the sponsor and each director and officer agree to vote any founder shares, private placement warrants and any public shares they may own in favor of a proposed initial business combination if we seek shareholder approval for such business combination and in favor of any proposals recommended by our board of directors in connection with such business combination (except with respect to any such public shares which may not be voted in favor of approving the business combination transaction in accordance with the requirements of Rule 14e-5 under the Exchange Act and any SEC interpretations or guidance relating thereto). Further, our sponsor, directors and officers also agree not to redeem any public shares they may hold in connection with such shareholder approval. The letter agreement may not be changed, amended, modified or waived as to any particular provision, except by a written instrument executed by (i) each director and officer signatory to the letter agreement with respect to herself or himself, as applicable, to the extent she or he are the subject of any such change, amendment, modification or waiver, (ii) us, and (iii) our sponsor. Changes, amendments, modifications or waivers to the transfer restrictions that occur within 180 days after the date of the underwriting agreement will require the written consent of the underwriter of this offering. While we do not expect our board to approve any amendment to the letter agreement prior to our initial business combination, it may be possible that our board, in exercising its business judgment and subject to its fiduciary duties, chooses to approve one or more amendments to the letter agreement. Any such amendments to the letter agreement would not require approval from our shareholders and may have an adverse effect on the value of an investment in our securities. For more information, also see “Risk Factors—Risks Relating to our Sponsor and Management Team—Our letter agreement with our sponsor, officers and directors may be amended without shareholder approval” and “Underwriting.”
In order to facilitate our initial business combination or for any other reason determined by our sponsor, our sponsor may, with our consent, (i) surrender or forfeit, transfer or exchange our founder shares, private placement warrants or any of our other securities held by it, including for no consideration in connection with a PIPE financing or otherwise, (ii) subject any such securities to earn-outs or other restrictions, and (iii) enter into any other arrangements with respect to any such securities.
We may approve an amendment or waiver of the letter agreement that would allow the sponsor to directly, or members of our sponsor to indirectly, transfer founder shares and private placement warrants or membership interests in our sponsor in a transaction in which the sponsor removes itself as our sponsor before identifying a business combination. As a result, there is a risk that our sponsor and our officers and directors may divest their ownership or economic interests in us or in our sponsor, which would likely result in our loss of certain key personnel. There can be no assurance that any replacement sponsor or key personnel will successfully identify a business combination target for us, or, even if one is so identified, successfully complete such business combination. See “Risk Factors—Risks Relating to Our Sponsor and Management Team—We may approve an amendment or waiver of the letter agreement that would allow our sponsor to directly, or members of our sponsor to indirectly, transfer founder shares and private placement warrants or membership interests in our sponsor in a transaction in which the sponsor removes itself as our sponsor before identifying a business combination, which may deprive us of key personnel.”

Sponsor, Officers or Directors, or Our or Their Affiliates [Member]
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement	Payment of fees and reimbursement of out-of-pocket expenses related to identifying, investigating and completing an initial business combination